Other long-term liabilities - Additional Information (Detail) (USD $)			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Leases for five 4500 TEU vessels [Member] Y	Dec. 31, 2012 Leases for five 4500 TEU vessels [Member] Minimum [Member]	Dec. 31, 2012 Leases for five 4500 TEU vessels [Member] Maximum [Member]	Dec. 31, 2012 COSCO Pride - 13100 TEU vessel [Member] Y	Dec. 31, 2012 COSCO Pride - 13100 TEU vessel [Member] Maximum [Member]	Dec. 31, 2012 COSCO Faith - 13100 TEU vessel [Member] Y
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)			5			12		12
Lease term, remaining balances due				$ 64,000,000	$ 66,000,000
Percentage of proceeds received by lessee			99.90%
Amount of cash deposit account			60,000,000
Financing from lessor						144,185,000		109,000,000
Lease payments include an interest component based on three month LIBOR plus margin percentage						2.60%		3.00%
Outstanding balance at end of lease term							48,000,000
Amount of option to purchase the vessel from the lessor								1
Carrying value of vessels being funded	$ 794,847,000	$ 730,890,000